Stock-Based Compensation (Details) - USD ($)			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Equity units shares (in Shares)			4,589,977
Business combination shares (in Shares)			279,464
Outstanding options shares (in Shares)			3,970,266
Continuous service percentage			25.00%
Stock-based compensation expense			$ 784,320	$ 425,580
Unrecognized compensation			$ 1,422,492
Remaining weighted average period			2 years 6 months 21 days
Conversion ratio			14.2069
Intrinsic value of outstanding			$ 0	42,944
Intrinsic value of outstanding			6,554,541	2,992,895
Intrinsic value of exercisable			4,278,240	1,678,662
Proceeds from option exercises				35,200
Tax benefit realized from stock-based compensation			$ 16,410	0
Remaining weighted average contractual life			7 years
Vested percentage			50.00%
Weighted average remaining life			1 year 7 months 6 days
Omni bus Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			$ 784,530	425,580
Restricted Stock Unit [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			$ 959,367
Weighted average remaining life			2 years 14 days
Future expense			$ 8,108,603
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
PRSU earned Percentage			0.00%
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
PRSU earned Percentage			150.00%
One Year Anniversary [Member]
Stock-Based Compensation (Details) [Line Items]
Vested percentage			50.00%
Two Year Anniversary [Member]
Stock-Based Compensation (Details) [Line Items]
Vested percentage			50.00%
Stock Option [Member]
Stock-Based Compensation (Details) [Line Items]
Proceeds from option exercises			$ 0	$ 35,200
Forecast [Member]
Stock-Based Compensation (Details) [Line Items]
PRSU earned Percentage	50.00%	50.00%
Performance based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			$ 858,278
Vested percentage			50.00%
Granted shares (in Shares)			1,214,580
Future expense			$ 4,886,686
Performance based Restricted Stock Units [Member] | Restricted Stock Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			858,278
Performance based Restricted Stock Units [Member] | Restricted Stock Unit [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			$ 2,601,965